Condensed Interim Consolidated Statements of Financial Position (Unaudited) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Current
Cash	€ 1,364,060	€ 2,384,625
Accounts receivable and other receivables	991,338	2,926,132
Inventories	2,588,272	1,951,822
Amount due from related parties	511,807	246,220
Prepaid expense	1,601,249	1,020,384
Investments	52,050	52,050
Total Current Assets	7,108,776	8,581,233
Non- Current Assets
Property and equipment, net	276,933	273,862
Intangible assets, net	2,115,174	1,712,975
Right-of-use assets	35,541	35,311
Deferred tax assets	2,040,422	2,043,812
Total Assets	11,576,846	12,647,193
Current Liabilities
Accounts payable and accrued liabilities	2,177,632	2,910,818
Accrued interest payable	38,337	14,901
Accrued interest payable – related party	40,627
Amount due to related parties	997,917	1,792,045
Lease liabilities - current portion	19,822	32,367
Bank loans - current portion	4,555,627	4,369,949
Debt bond - current portion	253,352	91,411
Total Current Liabilities	8,083,314	9,211,491
Non-Current Liabilities
Lease liabilities	16,800	3,958
Deferred tax liabilities	33,339	33,339
Debt bond - noncurrent portion	2,153,492	774,471
Total Liabilities	10,286,945	10,023,259
Shareholders’ Equity
Share Capital	2,754,285	2,754,285
Additional paid-in capital	3,872,273	3,808,591
Reserve	1,411,846	1,411,846
Accumulated Deficit	(6,748,503)	(5,350,788)
Total Shareholders’ Equity	1,289,901	2,623,934
Total Liabilities and Shareholders’ Equity	€ 11,576,846	€ 12,647,193